Derivative Financial Instruments - Movement in the reserve for cash flow for hedging, listed by the hedged risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Derivative Financial Instruments
Hedging ratio	1
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	€ 1,343
Fair value adjustment at year-end, net	(18,505)	€ 905
Interest recycled at year-end, net	(776)	438
Time value adjustment at year-end, net	(3,621)
Cumulative fair value change at the end	(21,559)	1,343
Interest rate risk
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	3,163
Cumulative fair value change at the end	(11,790)	3,163
Currency risk
Fair Value change of Cash flow hedges
Cumulative fair value change at the beginning	(1,820)
Cumulative fair value change at the end	(6,148)	€ (1,820)
Foreign currency risk - time value
Fair Value change of Cash flow hedges
Cumulative fair value change at the end	€ (3,621)